CAPITAL LEASES	6 Months Ended
Jun. 30, 2018
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
NOTE 6 — CAPITAL LEASES

	June 30, 2018	December 31, 2017
Capital equipment lease dated April 5, 2018	$15,625	$-
Capital equipment lease dated May 8, 2018	17,850	-
Capital equipment lease dated June 27, 2018	25,739	-
Total capital leases payable	59,214	-
Less current portion	(19,110)	-
Long term portion	$40,104	$-

During the six months ended June 30, 2018, the Company entered into three capital leases for computer equipment for a three year term.  The Company recognized these arrangements as capital leases based on the determination the leases exceeded 75% of the economic life of the underlying assets.  The Company initially recorded the equipment and the capitalized lease liability at the estimated present value of the minimum lease payments of $60,668.

The leases include base monthly payments in aggregate of $1,839, due on the contract monthly anniversary of each calendar month.  At the expiration of the lease, the Company is required to return all leased equipment to the lessor with right of repurchase at fair value.

The Company determined that the capital leases exceeded 75% of the estimated economic life of the equipment and therefore classified as capitalized leases. The effective interest rate of the capitalized lease is estimated at 6.00% based on the Company estimated incremental borrowing rate.

The following summarizes the assets under capital leases:

	June 30, 2018	December 31, 2017
Classes of property
Computer equipment	60,668	-
Less: accumulated depreciation	(3,115)	-
	$57,553	$-

The following summarizes total future minimum lease payments at June 30, 2018:

Period ending December 31,
Six months ended December 31, 2018	$11,108
2019	22,066
2020	22,066
2021	9,474
Total minimum lease payments	64,714
Amount representing interest	5,500
Present value of minimum lease payments	59,214
Current portion of capital lease obligations	19,110
Capital lease obligation, less current portion	$40,104